GOF P19 04/19

SUPPLEMENT DATED APRIL 1, 2019

TO THE PROSPECTUSES DATED AUGUST 1, 2018

OF

templeton global investment trust

Templeton Emerging Markets Small Cap Fund

Templeton Frontier Markets Fund

The prospectuses are amended as follows:

I.  The following is added to the “Fund Details – Management” section of the Templeton Emerging Markets Small Cap Fund’s prospectus:

Management Fees  Effective April 1, 2019, the Fund’s investment management fee was reduced, as approved by the board of trustees. Prior to April 1, 2019, the Fund paid the investment manager a fee equal to an annual rate of:

•1.45% of the value of its average daily net assets up to and including $500 million;

•1.40% of the value of its average daily net assets over $500 million, up to and including $5 billion;

•1.35% of the value of its average daily net assets over $5 billion, up to and including $10 billion;

•1.30% of the value of its average daily net assets over $10 billion, up to and including $15 billion;

•1.25% of the value of its average daily net assets over $15 billion, up to and including $20 billion; and

•1.20% of the value of its average daily net assets over $20 billion.

Effective April 1, 2019, the Fund pays the investment manager a fee equal to an annual rate of:

•1.400% of the value of its average daily net assets up to and including $500 million;

•1.300% of the value of its average daily net assets over $500 million, up to and including $1 billion; and

•1.200% of the value of its average daily net assets in excess of $1 billion.

II.  The following is added to the “Fund Details – Management” section of the Templeton Frontier Markets Fund‘s prospectus:

Management Fees  Effective April 1, 2019, the Fund’s investment management fee was reduced, as approved by the board of trustees. Prior to April 1, 2019, the Fund paid the investment manager a fee equal to an annual rate of:

•1.45% of the value of its average daily net assets up to and including $500 million;

•1.40% of the value of its average daily net assets in excess of $500 million, up to and including $5 billion;

•1.35% of the value of its average daily net assets in excess of $5 billion up, to and including $10 billion;

•1.30% of the value of its average daily net assets in excess of $10 billion, up to and including $15 billion;

•1.25% of the value of its average daily net assets in excess of $15 billion, up to and including $20 billion; and

•1.20% of the value of its average daily net assets in excess of $20 billion.

Effective April 1, 2019, the Fund pays the investment manager a fee equal to an annual rate of:

•1.400% of the value of its average daily net assets up to and including $500 million;

•1.300% of the value of its average daily net assets over $500 million, up to and including $1 billion; and

•1.200% of the value of its average daily net assets in excess of $1 billion.

Please keep this supplement with your prospectus for future reference.